Financial assets and other receivables - Financial assets (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Total financial assets	$ 349,232
Other financial assets
Disclosure of financial assets [line items]
Total financial assets	6,065
Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	5,530
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	202,233
Other receivables
Disclosure of financial assets [line items]
Total financial assets	3,847
Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	102,714
Restricted cash
Disclosure of financial assets [line items]
Total financial assets	28,843
Amortised cost
Disclosure of financial assets [line items]
Total financial assets	346,623
Amortised cost | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	3,456
Amortised cost | Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	5,530
Amortised cost | Trade receivables
Disclosure of financial assets [line items]
Total financial assets	202,233
Amortised cost | Other receivables
Disclosure of financial assets [line items]
Total financial assets	3,847
Amortised cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	102,714
Amortised cost | Restricted cash
Disclosure of financial assets [line items]
Total financial assets	28,843
Fair value through profit or loss - mandatorily measured
Disclosure of financial assets [line items]
Total financial assets	2,609
Fair value through profit or loss - mandatorily measured | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	$ 2,609